INCOME TAXES (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 30,973,000	$ 27,552,000
Deferred tax assets, valuation allowance	$ 6,685,000	$ 5,785,000